Filed with the Securities and Exchange Commission on May 17, 1999

                                       1933 Act Registration File No.   33-26915
                                                      1940 Act File No. 811-5762

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No. ------------                          [ ]
      Post-Effective Amendment No. ---45-----                           [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. ---46----                                           [X]

                             FIRSTAR STELLAR FUNDS
                             ---------------------
               (Exact Name of Registrant as Specified in Charter)
            615 East Michigan Street, Milwaukee, Wisconsin         53202
               (Address of Principal Executive Offices)          (Zip Code)

         Registrant's Telephone Number, including Area Code:   (800) 677-3863

                          Elaine E. Richards, Esquire
                       Firstar Mutual Funds Services, LLC
                      615 East Michigan Street, 2nd Floor
                          Milwaukee, Wisconsin  53202
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective
     -------    immediately upon filing pursuant to paragraph (b)
     -------    on --------------------- pursuant to paragraph (b)
     -------    60 days after filing pursuant to paragraph (a)(1)
     -------    on March 31, 1999 pursuant to paragraph (a)(1)
     -------    75 days after filing pursuant to paragraph (a)(2)
     ---X---    on August 1, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     ------- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PROSPECTUS
     August 1, 1999

Firstar Stellar Science & Technology Fund

                                                      FIRSTAR
                                                         STELLAR
                                                            FUNDS

                               TABLE OF CONTENTS
THE FUND
Overview..................................................3
Science & Technology Fund.................................4
Performance and Expenses..................................6
Management of The Funds...................................7
Distribution of Shares....................................7

YOUR ACCOUNT INFORMATION
Description of Classes....................................8
The Price of Shares.......................................9
Purchasing Shares........................................10
Selling Shares...........................................12
Exchanging Shares........................................13
Dividends, Capital Gain Distributions and Taxes..........14

ADDITIONAL INFORMATION

Year 2000 Issue..........................................14

FOR MORE INFORMATION
      See the last page for more information.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OVERVIEW

GOAL AND STRATEGIES OF THE FUND

The goal of the SCIENCE & TECHNOLOGY FUND is to maximize growth and capital appreciation by investing in securities of companies in the science and technology industries. Until it reaches an asset size of approximately $30 - $50 million, the fund will invest in derivatives or synthetic type securities. After the fund has reached this critical mass, the fund will invest directly in individual securities of companies in the science and technology industries.

PRINCIPAL RISKS OF THE FUND

The main risks of investing in the fund are:

  o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the fund is likely to decline in value.

  o STOCK SELECTION RISKS: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising.

  o LIQUIDITY RISKS: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment adviser would like to sell. The adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

  o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry specific market or economic developments. In addition, technology and technology related companies may be subject to short product cycles and aggressive pricing which may increase their volatility.

  o  PORTFOLIO TURNOVER RISKS:   The adviser may engage in active trading of its
     portfolio securities to achieve its investment goals. This practice could result in the fund experiencing a high turnover rate (100% or more). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the fund's performance.

   An investment in the fund is not a deposit of Firstar Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   WHO MAY WANT TO INVEST

   This fund may be appropriate for people who:

  o  wish to invest for a long term
  o  want to diversify their portfolios
  o want to allocate some portion of their long-term investments to aggressive equity investing
  o are willing to accept a high degree of volatility and risk in exchange for the opportunity to realize greater financial gains in the future

   This fund may not be appropriate for people who:

  o  are investing for short terms
  o  are risk adverse

SCIENCE & TECHNOLOGY FUND

INVESTMENT GOAL

The investment objective of the SCIENCE & TECHNOLOGY FUND is to maximize growth and capital appreciation by investing in securities of companies related to the science and technology industry.

INVESTMENT POLICES AND PORTFOLIO SECURITIES

The fund will initially pursue its investment objective by investing in derivatives or synthetic types of securities related to the science and/or technology sectors. Derivatives or synthetic securities are financial instruments whose value is based on and determined by another security or bench mark.

The fund will concentrate on securities in the technology and science industry sectors. The fund considers these sectors to include companies that:

  o  make or sell products used in health care;
  o own or run hospitals, nursing homes, health maintenance organizations and other companies specializing in health care services;
  o  make or sell medical equipment and devices and related technologies;
  o make or sell software or information-based services and consulting, communications and related services;
  o  design, manufacture or sell electronic components and systems;
  o research, design, develop, manufacture or distribute products, processes or services that relate to hardware technology within the computer industry;
  o develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care and biotechnology sectors; and
  o engage in the development, manufacturing or sale of communications services or communications equipment.

The adviser believes that by using this strategy, the fund will achieve the greatest amount of growth in a relatively short period of time. Under normal circumstances, at least 80% of the value of the fund's total assets will be invested, directly or indirectly through derivatives of stocks of science or technology related companies.

The fund will be managed passively, in that the adviser will not perform traditional management functions of economic, financial, and market analysis. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the fund portfolio (whether shares of such company are held by the fund directly or through the fund ownership of derivatives), unless the company is no longer considered a top performing company.

When the fund's assets exceed $30 - $50 million, the fund will invest directly in the individual securities that comprise the companies mentioned above. The adviser will manage the fund by using a statistical model that identifies which stocks should be purchased or sold in order to maximize, as much as possible, the growth of the fund.

When selling securities, the adviser considers three factors: (1) Have the objectives of the fund been met? (2) Has the attractiveness of the securities deteriorated? (3) Has the adviser's outlook changed? If the adviser can answer each question positively, then the adviser will sell securities.

TEMPORARY INVESTMENTS   To respond to adverse market, economic, political or
other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:

  o  commercial paper
  o  certificates of deposit, demand and time deposits and banker's acceptance
  o  U.S. government securities
  o  repurchase agreements

To the extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective.

INVESTMENT RISKS

The following risks are specific to this fund in addition to the risks mentioned in the Overview section.

MORTGAGE AND ASSET-BACKED SECURITIES RISKS   The fund can invest in mortgage and
asset-backed securities. The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the fund's share price and its income distributions.

FUTURES AND OPTIONS ON FUTURES RISKS   The fund may use futures and options on
futures for hedging purposes only. The hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by a fund or if the strategy does not correlate well with the fund's investments. The use of futures and options on futures may produce a loss for the fund, even when used only for hedging purposes.

FOREIGN SECURITIES RISKS   The fund can invest in foreign securities, which can
carry higher returns, but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of securities markets.

SMALL- AND MEDIUM-SIZE COMPANIES RISKS   The fund may invest in the stocks of
small- to medium-sized companies. Small- and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio.

The Statement of Additional Information contains more information about the fund and the types of securities in which it may invest.

PERFORMANCE AND EXPENSES

                                PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. Because the fund has just recently been organized, it has no performance history to provide.

                                 FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               CLASS B      CLASS Y
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
(as a percentage of offering price)                       None        None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
(as a percentage of offering price)                      5.00%        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
  REINVESTED DIVIDENDS                                    None        None
REDEMPTION FEE                                            None        None
EXCHANGE FEE                                              None        None

ESTIMATED ANNUAL FUND OPERATING EXPENSES(1)<F1>
(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS B      CLASS Y
------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.90%        0.90%
DISTRIBUTION AND SERVICE (12B-1) FEES (2)<F2>            1.00%        None
OTHER EXPENSES3<F3>                                      0.79%        0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                     2.69%        1.69%

1<F1> Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ended November 30,1999. During the course of this period, expenses may be more or less than the average amount shown.

2<F2> The B shares are subject to a 12b-1 fee of 1.00% of average daily net assets. The adviser has agreed to waive 0.75% of the fee and therefore the class will only accrue and pay 0.25% of average daily net assets under the 12b-1 plan. The adviser may change the waiver amount at any time. The Y shares are not subject to a Rule 12b-1 plan.

3<F3> "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.54% of average daily net assets, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. For the foreseeable future, the fund plans to limit the shareholder servicing fee to an annual rate of 0.10% of average daily net assets.

EXAMPLE The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:

1.You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, 2.Your investment has a 5% return each year, and 3.The fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR             3 YEARS
--------------------------------------------
CLASS B           $772               $1,135
CLASS Y           $172              $   533

If you did not redeem your shares, you would pay the following expenses:

                 1 YEAR             3 YEARS
--------------------------------------------
CLASS B           $272                $835
CLASS Y           $172                $533

                       Class descriptions are on page __.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

The investment adviser for the fund is Firstar Bank, N.A. The adviser is located at 425 Walnut Street, Cincinnati, Ohio 45202. The investment decisions made by Firstar Bank are subject to direction of the fund's board of trustees. (The Statement of Additional Information contains more information regarding the board of trustees.) The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities for the fund's portfolios. The adviser receives an annual fee from the fund for its services of 0.90% of the average daily net assets.

Firstar Bank's assets under management, including mutual funds, have a market value in excess of $12 billion. As part of its regular banking operations, Firstar Bank may make loans to public companies. As a result, it may be possible for the funds to hold or acquire securities of companies that are also lending clients of Firstar Bank. The lending relationship will not be a factor in the selection of securities.

PORTFOLIO MANAGER

DONALD L. KELLER, Senior Vice President and Chief Investment Officer of Firstar Bank since 1998, has been employed by Firstar Bank in various capacities since 1982. Mr. Keller has managed the SCIENCE & TECHNOLOGY FUND since its inception on August 1,1999 and has managed other Firstar Stellar Funds since 1994.
Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.

FUND ADMINISTRATION, FUND ACCOUNTING, DIVIDEND DISBURSEMENT, AND CUSTODY
SERVICES

Firstar Mutual Fund Services, LLC, an affiliate of the fund's investment adviser, provides administrative and accounting services to the fund and other Firstar Stellar Funds and is located in Milwaukee, Wisconsin. Firstar Bank, N.A., the fund's investment adviser, also serves as custodian for the funds.

DISTRIBUTION OF SHARES

DISTRIBUTOR

Edgewood Services, Inc. is the distributor for shares of the fund. Edgewood is based in Pittsburgh, Pennsylvania and is the distributor for a number of investment companies around the country.

RULE 12B-1 PLAN

The fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, B shares may pay up to an annual rate of 0.25% of the average daily net asset value of shares to Edgewood. Edgewood uses this fee to finance activities that promote the sale of the fund's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.

Whenever Edgewood deems it appropriate, Edgewood may, from time to time, voluntarily reduce its compensation under the Rule 12b-1 Plan to the extent expenses of the shares exceed a certain limit. Rule 12b-1 fees are paid out of fund assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Edgewood may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers as agents to provide sales or administrative services for their clients or customers who beneficially own shares of the funds. Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. Edgewood will determine the schedule of such fees and the basis upon which such fees will be paid.

DESCRIPTION OF CLASSES

CLASS B SHARES

Class B shares are regular retail shares and may be purchased by individuals or IRAs. With class B shares, a sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your class B shares within five full years of the date you purchased, a contingent deferred sales charge
(CDSC) may be charged by the funds' distributor. Certain class B shares also impose a Rule 12b-1 fee. For more information on the CDSC, see "Price of Shares."

CLASS Y SHARES

The Y class of shares is available only to Firstar Bank's trust or institutional investors. With class Y shares, you do not pay any sales charges, nor is a 12b-1 fee imposed. Similar to the other classes, the class Y shares do pay investment management fees and other fees.

PRICE OF SHARES

                                     NAV =
                              Assets - Liabilities
                             ---------------------
                              # outstanding shares

HOW NAV IS DETERMINED

The net asset value (NAV) is calculated by taking the value of the fund's assets, including interest on dividends accrued, but not yet collected, less all liabilities and dividing the result by the number of shares outstanding. The net asset value for each fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on:

  o days on which there are insignificant changes in the value of a fund's portfolio securities to materially affect the net asset value
  o  days during which no shares are purchased or redeemed
  o  the following holidays

     o New Year's Day                 o  Good Friday        o Labor Day
     o Martin Luther King Jr.'s Day   o  Memorial Day       o Thanksgiving Day
     o Presidents' Day                o  Independence Day   o Christmas Day

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the fund's portfolio securities are determined as follows:

1.For equity securities: according to the last sale price on a national securities exchange, if applicable.

2.In the absence of recorded sales for listed equity securities: according to the mean between the last closing bid and asked prices.

3.For unlisted equity securities:  latest bid prices.

4.For bonds and other fixed-income securities: as determined by an independent pricing service.

5.For short-term obligations: according to the mean between bid and asked prices as furnished by an independent pricing service.

6.For short-term obligations with remaining maturities of 60 days or less at the time of purchase: at amortized cost.

7.For all other securities: at fair value as determined in good faith by the fund's board of trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of directors/trustees, although the actual calculation may be done by others.

WHAT SHARES COST - CLASS Y SHARES

If you purchase class Y shares of the SCIENCE & TECHNOLOGY FUND, you will pay the NAV next determined after your order is received. There is no sales charge on this class at the time you purchase your shares.

WHAT SHARES COST - CLASS B SHARES

If you purchase class B shares of the SCIENCE & TECHNOLOGY FUND, you will pay the net asset value next determined after your order is received. There is no sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge (CDSC) on Class B shares at the time you redeem. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in the amount indicated by the table below:

                YEAR OF REDEMPTION           CONTINGENT DEFERRED
                  AFTER PURCHASE                 SALES CHARGE
                  --------------                -------------
                      YEAR 1                        5.00%
                      YEAR 2                        4.00%
                      YEAR 3                        3.00%
                      YEAR 4                        2.00%
                      YEAR 5                        1.00%
                      YEAR 6                        0.00%

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1.shares of the fund you purchased by reinvesting your dividends and long-term capital gains

2.shares of a fund you held for more than five full years from the date of purchase

3.shares of a fund you held for fewer than five full years on a first-in, first-out basis

Redemptions made under the Automatic Withdrawal Plan (see "Selling Shares") will not be assessed CDSC as long as the annual total amount withdrawn does not exceed 10% of your balance. CDSC is also not charged on:

  o shares purchased by reinvesting your dividends or distributions of short- or long-term capital gains
  o  shares held for more than five full years after purchase
  o  redemptions made following death or disability (as defined by the IRS)
  o redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 701/2 years old or older
  o redemptions made in shareholder accounts that do not have the required minimum balance

PURCHASING SHARES

OPENING AN ACCOUNT

To open an account, first determine if you are buying class B or Y shares (see page __ for class descriptions.) The minimum initial investment amounts for the fund are as follows:

  ----------------------------------------------------------------------------
  Class B Shares
  ----------------------------------------------------------------------------
  o  $1,000 for individuals
  o  $500 for Education IRA customers
  o $25 for Firstar Bank Connections Group Banking customers and Firstar Bank employees and members of their immediate family, participants in the Firstar Bank Student Finance 101 Program who establish an automatic investment program and persons contributing to SIMPLE IRAs

  ----------------------------------------------------------------------------
  Class Y Shares
  ----------------------------------------------------------------------------
  o $1,000 for trust or institutional ustomers of Firstar Bank ($1,000 may be determined by combining the amount in all mutual fund accounts you maintain with Firstar Bank)

               ADDITIONAL INVESTMENTS MAY BE MADE IN ANY AMOUNT.

RECEIPT OF ORDERS

Shares may only be purchased on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Your order will be considered received after your check is converted into federal funds and received by Firstar Bank (usually the next business day). If you are paying with federal funds (wire), your order will be considered received when Firstar Bank receives the federal funds.

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
  o  the name of the fund
  o  the dollar amount of shares to be purchased
  o  purchase application or investment stub
  o  check payable to Firstar Stellar Funds

TIMING OF REQUESTS

The price per share will be the next asset value next computed after the time your request is received in good order and accepted by the fund or the fund's authorized agent. All requests (telephone orders and federal funds wire) received in good order by the fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

METHODS OF BUYING

------------------------------------------------------------------------------------------------------------------------------------
                                        TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                            Call Firstar Stellar Funds at 1-800-677-FUND      Call Firstar Stellar Funds at
(FIRSTAR BANK CUSTOMERS ONLY)           to place the order.  (Note: For security reasons, 1-800-677-FUND   to   place   the   order.
                                        requests by telephone will be recorded.)          (Note: For security reasons, requests by
                                                                                          telephone will be recorded.)
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL                                 Make your check payable to "Firstar Stellar       Fill  out  the  investment  stub  from  an
                                        Funds."  Forward the check and your application   account statement, or indicate the fund
                                        to the address below. No third party checks will  name and  account  number on  your  check.
                                        be accepted.  If your check is returned for any   Make  your  check   payable  to   "Firstar
                                        reason, a $25 fee will be assessed against your   Stellar Funds."    Forward the  check  and
                                        account.                                          stub to the address below.
------------------------------------------------------------------------------------------------------------------------------------
BY FEDERAL FUNDS WIRE                   Forward your application to Firstar Stellar       Call Firstar Stellar Funds at
                                        Funds at the address below.  Call                 1-800-677-FUND to notify of incoming
                                        1-800-677-FUND to obtain an account number.       wire.  Use the following instructions:
                                        Wire funds using the instructions to the right.   Firstar Bank, N.A.
                                                                                          Milwaukee, WI  53202
                                                                                          ABA #:  075000022
                                                                                          Credit:  Firstar Mutual Fund Services, LLC
                                                                                          Account #:  112-952-137
                                                                                          Further Credit:(name of fund, share class)
                                                                                                        (name/title on the account)
                                                                                                        (account #)
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN               Open a fund account with one of the other         If  you   didn't  set   up  an   automatic
                                         methods.  If by mail, be sure to include         investment   plan   with   your   original
                                        your checking account number on the               application, call Firstar Stellar Funds at
                                        appropriate section of your application and       1-800-677-FUND.    Additional  investments
                                        enclose a voided check or deposit slip.           (minimum of $25 per period) will be taken
                                                                                          automatically monthly  or  quarterly  from
                                                                                          your checking account.
------------------------------------------------------------------------------------------------------------------------------------
THROUGH SHAREHOLDER                     To purchase shares for another investor, call     To purchase shares for another investor,
SERVICE ORGANIZATIONS                   Firstar Stellar Funds at 1-800-677-FUND.          call Firstar Stellar Funds at
                                                                                          1-800-677-FUND.
------------------------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                             Call 1-800-677-FUND to obtain exchange            Call 1-800-677-FUND to obtain exchange
                                        information.  See page __.                        information.  See page __.
------------------------------------------------------------------------------------------------------------------------------------

ADDRESS FOR FIRSTAR STELLAR FUNDS

You should use the following addresses when sending documents by mail or by overnight delivery:

BY MAIL                                   BY OVERNIGHT DELIVERY
--------                                  ----------------------
Firstar Stellar Funds                     Firstar Stellar Funds
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, Wisconsin  53201-0701          Milwaukee, Wisconsin  53202

NOTE: The fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at Firstar Mutual Fund Services, LLC's post office box of purchase applications or redemption requests do not constitute receipt by Firstar Mutual Fund Services, LLC or the fund.

SELLING SHARES

METHODS OF SELLING

                              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
BY TELEPHONE                  Call Firstar Stellar Funds at 1-800-677-FUND to
                              sell any amount of shares.

                              (NOTE:  For security reasons, requests by
                              telephone will be recorded.)
--------------------------------------------------------------------------------
BY MAIL                       Send a letter instructing the Firstar Stellar
                              Funds to redeem the dollar amount or number of
                              shares you wish.  The letter should contain the
                              fund's name, the account number and the number of
                              shares or the dollar amount of shares to be
                              redeemed.  Be sure to have all shareholders sign
                              the letter.  If your account is an IRA, your
                              signature must be guaranteed and your request must
                              indicate whether or not 10% with holding should
                              apply.  Requests submitted without an election
                              whether or not to withhold will be subject to
                              withholding.
--------------------------------------------------------------------------------
BY FEDERAL FUNDS WIRE         Call Firstar Stellar Funds at 1-800-677-FUND to
                              request the amount of money you want.  Be sure to
                              have all necessary information from your bank.
                              Your bank may charge a fee to receive wired funds.
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN    Call Firstar Stellar Funds at 1-800-677-FUND to
                              arrange for regular monthly or quarterly fixed
                              withdrawal payments.  The minimum payment you may
                              receive is $25 per period.  Note that this plan
                              may deplete your investment and affect your income
                              or yield.  Also, it isn't wise to make purchases
                              of class B shares while participating in this plan
                              because of the sales charges.
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE           Consult your account agreement for information on
ORGANIZATION                  redeeming shares.
--------------------------------------------------------------------------------
BY EXCHANGE                   Call 1-800-677-FUND to obtain exchange
                              information.  See page __ for further information.
--------------------------------------------------------------------------------


WHEN REDEMPTION PROCEEDS ARE SENT TO YOU

Your shares may only be redeemed on days on which the fund computes its net asset value. Your redemption request cannot be processed on days the New York Stock Exchange is closed or on federal holidays which restrict wire transfers.

All requests received in good order by Firstar Stellar Funds before 3:30 p.m. (Eastern time), will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after Firstar receives a proper redemption request.

If you purchase shares using a check and soon after request a redemption, Firstar Stellar Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

  o  the name of the fund
  o  the number of shares or the dollar amount of shares to be redeemed
  o signatures of all registered shareholders exactly as the shares are registered (signature guaranteed for IRAs)
  o  the account registration number

VALUE OF SHARES SOLD

Your shares will be redeemed at the net asset value next determined after Firstar Stellar Funds receives your redemption request in good order. In the case of class B shares, the applicable contingent deferred sales charge will be subtracted from your redemption amount or your account balance, per your instructions.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, Firstar Stellar Funds may mail you a notice if your account falls below $1,000 requesting that you bring the account back up to $1,000 or close it out. If you do not respond to the request within 30 days, Firstar Stellar Funds may close the account on your behalf and send you the proceeds. If you have an account through a shareholder service organization, consult your account agreement for information on accounts with low balances.

SIGNATURE GUARANTEES

You will need your signature guaranteed if:

  o  you are redeeming shares from an IRA account
  o you request a redemption to be made payable to a person not on record with the funds, or
  o you request that a redemption be mailed to an address other than that on record with the funds

You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.

EXCHANGING SHARES

You can exchange shares between the Firstar Stellar Funds within the same class. You also may exchange class C shares (no-load money market funds) for class A or B shares of any Firstar Stellar Fund. However, you may not exchange shares from class B to class C and then to class A.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another. The same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Keep in mind that some funds may have higher sales charges than other funds and you may have to pay the difference in fee. Exchanges also have the same tax consequences as ordinary sales and purchases and you could realize short or long-term capital gains or losses. Generally, exchanges may only be made between identically registered accounts unless you send written instructions with a signature guarantee.

Exercising the exchange privilege is really two transactions: a sale of one fund and the purchase of another.

REINSTATEMENT PRIVILEGE

If you sell shares of a Firstar Stellar Fund or Firstar Fund, a separate family of funds offered by Firstar Corporation, you may reinvest some or all of the proceeds in the class A shares of any Firstar Stellar Fund within 60 days without a sales charge, as long as your investment professional is notified before you reinvest. All accounts involved must have the same registration. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.

The SAI contains more information on exchanges. You may also call 1-800-677-FUND to learn more about exchanges, the Firstar Funds or other Firstar Stellar Funds.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The SCIENCE & TECHNOLOGY FUND declares and pays dividends on an annual basis. Unless you provide a written request to receive payments in cash, your dividends will automatically be reinvested in additional shares of the fund. Dividends paid in cash will be mailed to you via the U.S. Postal Service. Keep in mind, undeliverable checks or checks not deposited within six months will be reinvested in additional shares of the fund at the then current net asset value. Dividends paid in cash or in additional shares are treated the same for tax purposes. If the fund realizes capital gains, they will be distributed once every 12 months.

TAX INFORMATION

The fund will pay no federal income tax because it expects to meet certain Internal Revenue Code requirements. The fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains, if any) and losses realized by one fund of the Firstar Stellar Funds will not be combined for tax purposes with those realized by the other funds. The fund will provide you with detailed tax information for reporting purposes. You should consult your own tax adviser regarding tax consequences under your state and local laws.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. All dividends paid by the fund and distributions of net realized short-term capital gains are taxable as ordinary income. Distributions paid by the fund from net realized long-term capital gains are taxable as long-term capital gains. The capital gain holding period and the applicable tax rate is determined by the length of time that the fund has held the security and not the length of time that you have held shares in the fund. The fund expects that, because of its investment objectives, distributions will consist primarily of long- and short-term capital gains. The fund will provide you with detailed tax information for reporting purposes.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the fund's exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.

You should consult your own tax advisers regarding the status of your accounts under state and local tax laws.

YEAR 2000 ISSUE

Like all financial service providers, the fund investment adviser, the distributor and other third party service providers utilize systems that may be affected by year 2000 transition or other date related issues. The services provided to you and the fund by these service providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although there can be no assurance at this time that there will be no adverse impact on the funds, the fund service providers have advised the fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The fund service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the fund invests will be timely converted or that the value of such investments will not be adversely affected by the year 2000 issue.

FIRSTAR
  STELLAR
    FUNDS

     FOR MORE INFORMATION

     YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FIRSTAR STELLAR FUNDS FREE OF CHARGE:

  O  ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS
     The fund does not have an annual or semi-annual report at this time. Once the fund has been in existence for more than 6 months, a semi-annual report will be made available. The annual and semi-annual reports provide the fund's most recent financial statements and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

  O  STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED JULY 30, 1999
     The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the fund's policies and management.

     TO RECEIVE ANY OF THESE DOCUMENTS OR PROSPECTUSES ON THE OTHER FIRSTAR STELLAR FUNDS:

     BY TELEPHONE
     1-800-677-FUND

     BY MAIL:
     Firstar Stellar Funds
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, Wisconsin  53201-0701

     ON THE INTERNET:
     Text only versions of fund documents can be viewed online or downloaded from: http://www.sec.gov and http://firstarstellarfunds.com.

     You may review and obtain copies of fund information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-800-SEC-0330 for information relating to the operation of the Public Reference Room. Copies of the information may be obtained for a fee by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

Investment Company Act File # 811-05762


               FIRSTAR STELLAR FUNDS

               STATEMENT OF ADDITIONAL INFORMATION

               August 1, 1999

               Firstar Stellar Science & Technology Fund

               This Statement of Additional Information is not a prospectus and should be read together with the prospectus of the Science & Technology Fund dated August 1, 1999. To receive a copy of the prospectus, write to Firstar Stellar Funds or call 1-800-677-FUND.

               FIRSTAR STELLAR FUNDS
               C/O FIRSTAR MUTUAL FUND SERVICES, LLC
               P.O. BOX 701
               MILWAUKEE, WISCONSIN  53201-0701


                             TABLE OF CONTENTS

GENERAL INFORMATION ABOUT FIRSTAR STELLAR FUNDS................3
CAPITAL STOCK..................................................3
DESCRIPTION OF THE FUND........................................4
THE FUND'S INVESTMENTS AND RISKS...............................4
THE FUND'S INVESTMENT LIMITATIONS.............................16
TEMPORARY INVESTMENTS.........................................18
MANAGEMENT OF THE FUND........................................18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........20
INVESTMENT ADVISORY SERVICES..................................21
BROKERAGE TRANSACTIONS........................................22
ADMINISTRATIVE SERVICES.......................................22
FUND ACCOUNTING AND DIVIDEND PAYING AGENT SERVICES............23
CUSTODIAN.....................................................23
DISTRIBUTION PLAN.............................................23
DETERMINING NET ASSET VALUE...................................24
PURCHASE, EXCHANGE AND PRICING OF SHARES......................24
TAX STATUS....................................................28
CALCULATION OF PERFORMANCE DATA...............................28
PERFORMANCE COMPARISONS.......................................30
INDEPENDENT PUBLIC ACCOUNTANTS................................31
FINANCIAL STATEMENTS..........................................31
APPENDIX......................................................32

                             FIRSTAR STELLAR FUNDS

GENERAL INFORMATION ABOUT FIRSTAR STELLAR FUNDS

Firstar Stellar Funds (the "Trust") is a Massachusetts business trust established under a Declaration of Trust dated January 23, 1989. The Trust consists of a series of mutual funds, which are all open-ended management investment company. The Trust was organized under the name "Value Plus Funds," but was changed on March 29, 1989 to "Losantiville Fund." On May 1, 1993, the name of the Trust was changed again to "Star Funds." On November 20, 1998, Star Banc Corporation, the parent company of Star Bank, N.A., merged with Firstar Corporation. Star Bank, N.A. is the investment adviser of the Trust. After the merger, Star Bank changed its name to Firstar Bank, N.A. On February 11, 1999, the Board of Trustees of the Trust approved changing the Trust's name to "Firstar Stellar Funds" effective March 1, 1999.

CAPITAL STOCK

TITLE AND DESCRIPTION OF SHARE CLASSES

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The Trust currently consists of 12 individual fund portfolios. Under the Declaration of Trust and a Multiple Class Plan developed pursuant to Rule 18f-3 under the 1940 Act, each fund is permitted to offer several classes of shares as follows: Class A, Class B, Class C and Class Y. Class A shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee.
Class B shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. Class C shares are not subject to a sales load, but are subject to a Rule 12b-1 fee. Class Y shares are not subject to a sales load or a Rule 12b-1 fee. The table below lists the fund together with their share classes. Please note that throughout this Statement of Additional Information ("SAI"), the individual fund series will be referred to by their short name (i.e., without the "Firstar Stellar" preface).

--------------------------------------------
Money Market Fund
--------------------------------------------
Treasury Fund  -  C, Y
Tax-Free Money Market Fund  -  C
Ohio Tax-Free Money Market Fund  -  C

--------------------------------------------
Bond Fund
--------------------------------------------
Insured Tax-Free Bond Fund  -  A
U.S. Government Income Fund  -  A, B
Strategic Income Fund  -  B

--------------------------------------------
Stock Fund
--------------------------------------------
Growth Equity Fund  -  B, Y
Relative Value Fund  -  A, B, Y
The Stellar Fund  -  A, Y
Capital Appreciation Fund  -  A
International Equity Fund  -  A
Science & Technology Fund  -  A, Y

Classes A, B and C shares are sold primarily to individuals who purchase shares through Firstar Bank, N.A. Class Y shares are offered to trusts, fiduciaries and other institutions through Firstar Bank, N.A. The expenses incurred pursuant to the Rule 12b-1 Plan will be borne solely by Classes A, B and C shares of the applicable fund and constitute the only expenses allocated to one class and not the other.

RIGHTS OF EACH SHARE CLASS

Each share of the common stock of a fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote.
All shares of all classes of the fund in the Trust have equal voting rights. However, matters affecting only one particular fund or class, can be voted on only by shareholders in that fund or class. Only shareholders of Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the Prospectus.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under the law of Massachusetts for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

DESCRIPTION OF THE FUND

The investment objective below is a fundamental objective and therefore cannot be changed without the approval of shareholders.

The goal of the SCIENCE & TECHNOLOGY FUND is to maximize growth and capital appreciation by investing in quality securities of companies in the science and technology industries. Until it reaches an asset size of approximately
$30 - $50 million, the fund will invest in derivatives or synthetic type securities. After the fund has reached this critical mass, the fund will invest directly in individual securities of companies in the science and technology industries.

THE FUND'S INVESTMENTS AND RISKS

The respective prospectus describes the principal strategies and risks of the fund. This section provides additional information regarding investments and transactions that the fund is permitted to make.

REPURCHASE AGREEMENTS

   The fund may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the fund and agree to repurchase them at a mutually agreed upon time and price within one year from date of acquisition. The fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a fund, a fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a fund might be delayed pending court action. The fund believes that under the regular procedures normally in effect for custody of the fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the fund and allow retention or disposition of such securities. The fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

   A fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, a fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A fund may realize short-term profits or losses upon the sale of such commitments.

   These transactions are made to secure what is considered to be an advantageous price or yield for the fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a fund sufficient to make payment for the securities to be purchased are segregated on a fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

RESTRICTED AND ILLIQUID SECURITIES

   The fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The fund's Board of Trustees has established criteria that allows the adviser to consider certain restricted securities as liquid.

   The fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
   Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

   The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

     O    the frequency of trades and quotes for the security;
     O the number of dealers willing to purchase or sell the security and the number of other potential buyers;
     O    dealer undertakings to make a market in the security; and
     O    the nature of the security and the nature of the marketplace trades.

U.S. GOVERNMENT OBLIGATIONS

   The fund may invest in U.S. government obligations. The types of U.S. government obligations in which the fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are backed by the:

     O    full faith and credit of the U.S. Treasury;
     O    issuer's right to borrow from the U.S. Treasury;
     O discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     O    credit of the agency or instrumentality issuing the obligations.

   Examples of agencies and instrumentalities that may not always receive financial support from the U.S. government are:

     O    Federal Home Loan Banks;
     O    Federal National Mortgage Association;
     O    Student Loan Marketing Association; and
     O    Federal Home Loan Mortgage Corporation.

OTHER INVESTMENT COMPANIES

   As an efficient means of carrying out their investment policies, the fund may invest in the securities of other investment companies. A disadvantage to investing in other investment companies is that they also carry certain expenses such as management fees. As a result, any investment by a fund in shares of other investment companies may duplicate shareholder expenses.

WARRANTS

   The fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

CONVERTIBLE SECURITIES

   The fund may invest in convertible securities. Convertible securities are fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock. These shares are converted at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "sable" bonds and warrants or a combination of the features of several of these securities.

   Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds of appropriate rating or comparable quality (as described in the prospectus) that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. In the case of liquidation, convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the common stockholders. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

   A fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the fund in achieving their investment objectives. Otherwise, the fund will hold or trade the convertible securities. In selecting convertible securities for the fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

ZERO-COUPON SECURITIES

   The fund may invest in zero-coupon securities. The fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

   Zero-coupon convertible securities are debt securities, which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero-coupon convertible securities increases at a stated yield until the security reaches its face amount at maturity. Zero-coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero- coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

   Generally, the price of zero-coupon securities is more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero-coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the fund will be required to distribute income accrued from zero-coupon securities which they own, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

   Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the fund may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

   Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and have resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.

   In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

   When the holder has stripped debt obligations of their unmatured interest coupons, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

REAL ESTATE INVESTMENT TRUSTS

   The fund may invest in equity or mortgage real estate investment trusts (REITs) that together produce income. A real estate investment trust is a managed portfolio of real estate investments. Regarding the fund's asset allocation policy, real estate of domestic issuers will not be considered domestic equity securities. REITs will be diversified by geographic location and by sector (such as shopping malls, apartment building complexes and health care facilities). An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.

   Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes and health care facilities) and geographic location.

OVER-THE-COUNTER OPTIONS

   The fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the fund is not traded on an exchange. The fund purchases options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.

   Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

REVERSE REPURCHASE AGREEMENTS

   The fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, a fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate.

   When effecting reverse repurchase agreements, liquid assets of a fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, the fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the fund will be able to avoid selling portfolio instruments at a disadvantageous time.

LENDING OF PORTFOLIO SECURITIES

   The fund may lend portfolio securities to one-third of the value of its total assets, on a short- or long-term basis, to broker/dealers, banks or other institutional borrowers of securities. The collateral received when a fund lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the fund. During the time portfolio securities are on loan, the borrower pays the fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the fund or the borrower.
   A fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

   The fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The fund will only enter into loan arrangements with broker/dealers, banks or other institutions that the investment adviser has determined are creditworthy under guidelines established by the fund's Board of Trustees. The fund must also receive collateral in the form of cash or U.S. government securities equal to at least 100% of the securities loaned at all times.

MONEY MARKET SECURITIES

   The fund may invest in U.S. dollar and foreign dollar short-term money market instruments. The short-term money market instruments include:

     O commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the two highest categories of the nationally recognized statistical rating organizations ("NRSROs") described above;

     O instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if BIF or SAIF insures the principal amount of the instrument. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and Eurodollar Time Deposits;

     O obligations of the U.S. government or its agencies or instrumentalities;

     O    repurchase agreements; and

     O other short-term instruments that are not rated but are determined by the investment adviser to be of comparable quality to the other obligations in which the funds may invest.

INVESTMENTS IN FOREIGN SECURITIES

   The fund may invest in foreign securities. The types of international securities in which the fund may invest include other investment companies that invest primarily in international securities. The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. The international equity securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts or International Depositary Receipts (ADRs or IDRs). The international fixed-income securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the adviser must determine that they are of similar quality to the rated securities before a fund may invest in them. The fund does not intend to invest more than 10% of their respective assets in international securities.

   INVESTMENT RISKS OF FOREIGN SECURITIES

     Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a fund's assets and income may be affected by changes in exchange rates and regulations. Although the funds value their assets daily in U.S. dollars, they will not convert their holdings of foreign currencies to U.S. dollars daily. When a fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

     Other differences between investing in foreign companies and the U.S. include:

     O    information is less publicly available
     O there is a lack of uniform financial accounting standards applicable to foreign companies
     O    market quotations are less readily available
     O there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
     O    there is generally a lower foreign securities market volume
     O    it is likely that foreign securities may be less liquid or more volatile
     O    there are generally higher foreign brokerage commissions
     O there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
     O    the mail service between countries may be unreliable
     O there are political or financial changes that adversely affect investments in some countries.

   INVESTMENT RISKS OF U.S. GOVERNMENT POLICIES REGARDING INVESTMENTS ABROAD

     In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the funds are unaware of any current restrictions that would materially adversely affect their ability to meet their investment objectives and policies, investors are advised that these U.S. government policies could be reinstituted.

OPTIONS TRANSACTIONS

   The fund may engage in options transactions. The fund may purchase and sell options both to increase total returns and to hedge against the effect of changes in the value of portfolio securities.

   The fund may write (sell) covered call options and covered put options. By writing a call option, a fund become obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

   All options written by the fund must be "covered" options. This means that, so long as a fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of an additional consideration).

   The fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

   The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the funds will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The fund receives a premium from writing a call or put option that it retain whether or not the option is exercised. By writing a call option, a fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the fund might become obligated to purchase the underlying security for more than the current market price upon exercise. A fund will write put options only on securities which the fund wishes to have in its portfolio and where the fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

   Investments in put and call options may not exceed 5% of a fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the fund may invest. The fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movement in particular securities in the fund's portfolio. A put option gives a fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the fund are qualified for offer and sale.

FUTURES AND OPTIONS TRANSACTIONS

   The fund may invest in futures and options transactions as a means of reducing fluctuations in the fund's net asset value. The fund may attempt to hedge all or a portion of their portfolios by buying and selling futures contracts and options on futures contracts, and buying put and call options on securities indices. The fund may also purchase put options on portfolio securities to hedge a portion of their portfolio investments. The fund will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or have expired.
   An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

   FUTURES CONTRACTS

     The fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other futures contracts by their terms call for cash settlements.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the securities ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. To hedge their holdings or fixed income securities against a rise in market interest rates, a fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short"). Going short protects the funds against the possibility that the prices of their fixed income securities may decline during the funds' anticipated holding period. A fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

     Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

   "MARGIN" IN FUTURES TRANSACTIONS

     The fund may engage in margin in futures transactions. Unlike the purchase or sale of a security, the fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions. Initial margin in futures transactions does not involve the borrowing of funds by the fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the fund but is instead settlement between the fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the fund will mark to market its open futures position.

     A fund is also required to deposit and maintain margins when it writes call options on futures contracts. When a fund purchase futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the fund's custodian (or the broker, if legally permitted). The cash is segregated to provide collateral and to insure that the use of the futures contracts is not leveraged.

   PUT OPTIONS ON FUTURES CONTRACTS

     The fund may purchase listed put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates or decrease in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the fund will normally close out its options by selling an identical option. If the hedge is successful, the proceeds received by the fund upon the sale of the second option will be large enough to offset both the premium paid by the fund for the original option plus the decrease in value of the hedged securities.

     Alternatively, a fund may exercise its put options to close out the position. To do so, it would simultaneously enter into futures contracts of the type underlying the options (for a price less than the strike price of the option) and exercise the options. The fund would then deliver the futures contract in return for payment of the strike price. If the fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

   CALL OPTIONS ON FUTURES CONTRACTS

     In addition to purchasing put options on futures, the fund may write listed call options on futures contracts to hedge their portfolios. When a fund writes call options on futures contracts, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the options if the options are exercised. As market interest rates rise, causing the prices of futures to go down, the fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the fund's call option position to increase.

     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so the fund keeps the premium received for the option. This premium can substantially offset the drop in value of the fund's fixed-income or indexed portfolio that is occurring as interest rates rise.

     Prior to the expiration of a call written by a fund, or exercise of it by the buyer, the fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the fund for the initial option. The net premium income of the fund will then substantially offset the decrease in value of the hedged securities.

     A fund will not maintain open positions in futures contracts it has sold or call options it has written if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

   CALL OPTIONS ON STOCK INDEX FUTURES CONTRACTS

     In addition to writing call options on futures contracts, the fund may write listed and over-the-counter call options on stock index futures contracts (including cash-settled stock index options) to hedge their portfolio against a decrease in stock prices. When a fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, a fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the fund's call option position to increase.

   STOCK INDEX OPTIONS

     The fund may write (sell) and may purchase, put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market value of the stocks listed in the index.

     When a fund writes options, an amount equal to the net premium received by the fund is included in the liability section of the fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the options written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

     The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of such puts is designed merely to offset or hedge against a decline in the market value of an index. A fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price.

     The effectiveness of writing or purchasing stock index options will depend upon the extent to which price movements in the fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase of the option on an index generally depends upon movements in the level of stock prices in the stock market. In the case of certain indices, gain or loss depends upon movement of stock prices in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indices will be subject to the ability of the adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

   RISKS

     When a fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, a fund may lose money on the futures contract or option.

     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close these positions could have an adverse effect on the fund's ability to hedge its portfolio.

     To minimize risks, a fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     When a fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the fund's custodian (or the broker, if legally permitted). The cash is segregated to provide collateral and to insure that the use of the futures contracts is not leveraged. When a fund sells futures contracts, they will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

MORTGAGE-BACKED SECURITIES

   The fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:

     1.Those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC");

     2.Those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and

     3.Those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

   Mortgage-backed securities generally pay back principal and interest over the life of the security. At the time a fund reinvests the payments and any unscheduled prepayments of principal received, the fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayments risks"). Mortgage-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans may be prepaid without penalty or premium. Prepayment risk on mortgage-backed securities tends to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

   The fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

   Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, holders of the ARMS, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

   Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

   While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

   The fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

   The fund will invest only in CMOs rated AAA by a nationally recognized rating organization (NRSRO) and which may be:

 (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

 (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

 (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

   The following example illustrates how mortgage cash flows are prioritized in the case of CMOs--most of the CMOs in which the fund invests use the same basic structure:

 (a) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date. The final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired. The Z bond class then receives all remaining principal and interest payments.

 (b) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

 (c) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

   Because the cash flow is distributed sequentially instead of pro-rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns.

ASSET-BACKED SECURITIES

   The fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The fund may invest in asset-backed securities rated AAA by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

   Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a fund reinvests the payments and any unscheduled prepayments of principal received, the fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities (''prepayment risks''). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

   While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

   Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

THE FUND'S INVESTMENT LIMITATIONS

The following is a list of the fund's investment limitations, which cannot be changed without the approval of a majority of a fund's outstanding voting securities. As used in this SAI, "a majority of a fund's outstanding voting securities" means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock of the fund.

SELLING SHORT

   The fund will not sell any securities short.

BUYING ON MARGIN

   The fund will not purchase any securities on margin, but they may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES

   The fund will not issue senior securities, except that each fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The fund will issue senior securities to the extent that the fund may enter into futures contracts.

BORROWING MONEY

   Except as described in their respective prospectuses the fund will not borrow money or engage in reverse repurchase agreements for investment leverage. However, the fund may borrow money up to one-third of its value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the fund's income. A fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

   The fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, they may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

   The following will not be deemed to be pledges of the fund's assets:

       (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and

       (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

   Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

DIVERSIFICATION OF INVESTMENTS

   With respect to securities comprising 75% of the value of their respective total assets, the fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities and securities of other investment companies) if, as a result, more than 5% of the value of their respective total assets would be invested in the securities of that issuer. The fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

CONCENTRATION OF INVESTMENTS

   The fund will not invest 25% or more of the value of their respective total assets in any one industry (other than investment companies and securities issued by the U.S. government, its agencies or instrumentalities).

UNDERWRITING

   The fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN REAL ESTATE

   The fund will not purchase or sell real estate, including limited partnership interests. However, it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities that are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

   The fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However the fund may engage in transactions involving futures contracts or options on futures contracts.

LENDING CASH OR SECURITIES

   The fund will not lend any of their respective assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a fund's investment objectives, policies, and limitations or the Trust's Declaration of Trust.

The Trustees may change the following investment limitations without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

   The fund will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Trustees to be liquid.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The fund will limit its investment in other investment companies to:

     O no more than 3% of the total outstanding voting stock of any investment company,
     O no more than 5% of their respective total assets in any one investment company,
     O no more than 10% of their respective total assets in investment companies in general.

   The fund will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

   These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. It should be noted that investment companies may incur certain expenses that may be duplicative of certain fees incurred by the fund.

PURCHASING SECURITIES TO EXERCISE CONTROL

   The fund will not purchase securities of a company for the purpose of exercising control or management.

WRITING COVERED CALL OPTIONS

   The fund will not write call options on securities unless the securities are held in the specific fund's portfolio or unless the fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The fund does not expect to borrow money or pledge securities in excess of 5% of the value of their respective total assets in the coming fiscal year.

For purposes of their policies and limitations, the consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

As a matter of operating policy, which may be changed without shareholder approval, the fund will limit the margin deposits on futures contract and options entered into by a fund to 5% of its net assets.

TEMPORARY INVESTMENTS

  From time to time, the fund may invest in temporary investments. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments including:

     O commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the two highest categories of the NRSROs described above;

     O instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if BIF or SAIF insures the principal amount of the instrument. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and Eurodollar Time Deposits;

     O obligations of the U.S. government or its agencies or instrumentalities;

     O    repurchase agreements; and

     O other short-term instruments that are not rated but are determined by the adviser to be of comparable quality to the other obligations in which the fund may invest.

MANAGEMENT OF THE FUND

The Trust is managed by a Board of Trustees. The Trust's Board of Trustees consists of six individuals, five of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the fund's shareholders and are governed by the laws of the State of Massachusetts in this regard. They establish policies for the operation of the Trust and appoint the officers who conduct the daily business of the Trust.

Officers and Trustees are listed below with their addresses, birthdates, present positions with the Trust and principal occupations.

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                                                              POSITION AND                PRINCIPAL OCCUPATION
NAME AND ADDRESS                       BIRTHDATE          OFFICE WITH THE TRUST           DURING THE PAST FIVE YEARS
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Thomas L. Conlan, Jr.*<F5>            May 20, 1938               Trustee                  President and Chief Executive Officer,
c/o Firstar Corporation                                                                   Student Loan Funding Resources, Inc., June
425 Walnut Street                                                                         1998 to Present; President and Chief
Cincinnati, Ohio 45202                                                                    Executive Officer, Student Loan Funding
                                                                                          Corporation, 1981 to June 1998; President
                                                                                          and Chief Executive Officer, SLFC, Inc.,
                                                                                          1991 to June 1998.
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Alfred Gottschalk, Ph.D.             March 7, 1930               Trustee                  Chancellor (January 1996 to present),
c/o Firstar Corporation                                                                   Professor and President, 1971 to 1995,
425 Walnut Street Cincinnati, Ohio 45202                                                  Hebrew Union College-Jewish Institute of
                                                                                          Religion.
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Robert J. Hill, D.O.                January 13, 1959             Trustee                  Physician, Ohio Valley Orthopaedic and
c/o Firstar Corporation                                                                   Sports Medicine Institute, Inc. and
425 Walnut Street                                                                         Wellington Orthopaedics,  1994 to present;
Cincinnati, Ohio 45202                                                                    Fellow Physician, Cleveland Clinic
                                                                                          Foundation, 1993 to 1994.
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Dawn M. Hornback                   September 12, 1963            Trustee                  Founder, President and Chief Executive
c/o Firstar Corporation                                                                   Officer of Observatory Group, Inc., August
425 Walnut Street                                                                         1990 to present.  Observatory Group, Inc.
Cincinnati, Ohio  45202                                                                   is a marketing communications firm
                                                                                          specializing in the commercial, medical
                                                                                          and educational fields.
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Lawrence M. Turner                   March 23, 1947              Trustee                  Vice President and Treasurer, Kroger
c/o Firstar Corporation                                                                   Company, 1986 to present.  The Kroger Co.
425 Walnut Street Cincinnati, Ohio  45202                                                 operates supermarkets and convenience
                                                                                          stores and processes food.
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William H. Zimmer, III             December 19, 1953             Trustee                  Executive Vice President & Chief Financial
c/o Firstar Corporation                                                                   Officer, Advanced Communications Group,
425 Walnut Street                                                                         Inc., December 1998 to present; Corporate
Cincinnati, Ohio 45202                                                                    Vice President, Cincinnati Bell, Inc.,
                                                                                          1997 to 1998 Treasurer, Cincinnati Bell,
                                                                                          Inc., 1991 to present; Secretary,
                                                                                          Cincinnati Bell, Inc. 1988 to 1997;
                                                                                          Assistant Treasurer, Cincinnati Bell,
                                                                                          Inc., 1988 to 1991.
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Daniel B. Benhase                  November 23, 1959            President                 Executive Vice President, Firstar
Firstar Corporation                                                                       Corporation since 1987.
425 Walnut Street
Cincinnati, OH  45202
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Joseph C. Neuberger                  April 4, 1962            Vice President              Vice President, Firstar Mutual Fund
Firstar Mutual Fund Services, LLC                                                         Services, LLC, 1994 to present.
615 E. Michigan Street
Milwaukee, WI  53202
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Michael T. Karbouski                 March 3, 1965              Treasurer                 Trust Officer, Firstar Mutual Fund
Firstar Mutual Fund Services, LLC                                                         Services, LLC, 1990 to present.
615 E. Michigan Street
Milwaukee, WI  53202
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Elaine E. Richards                   April 8, 1968              Secretary                 Trust Officer, Firstar Mutual Fund
Firstar Mutual Fund Services, LLC                                                         Services, LLC, June 1998 to present;
615 E. Michigan Street                                                                    Associate Attorney, Reinhart, Boerner, Van
Milwaukee, WI  53202                                                                      Deuren, Norris & Rieselbach, s.c.,
                                                                                          Milwaukee, Wisconsin, 1995 to 1998.
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*<F5> This trustee is deemed to be an "interested person," as defined in the 1940 Act, of the Trust by virtue of his business relationship with the fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations.

COMPENSATION

For their service as Trustees, the independent Trustees receive a $3,000 annual retainer fee and $2,375 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees of the Trust receive no compensation for their service as Trustees. The table below details the amount of compensation received by the Trustees from the Trust for the past fiscal year. Presently, none of the
executive officers receive compensation from the Trust.   The aggregate
compensation is provided for the Trust, which is comprised of eleven portfolios.


                                   AGGREGATE          PENSION OR RETIREMENT          ESTIMATED                TOTAL COMPENSATION
                                  COMPENSATION         BENEFITS ACCRUED AS        ANNUAL BENEFITS            FROM TRUST AND FUND
NAME AND POSITION               FROM TRUST**<F7>      PART OF TRUST EXPENSES      UPON RETIREMENT          COMPLEX PAID TO TRUSTEES
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Thomas L. Conlan, Jr.*<F6>            None                     None                     None                         None
Trustee

Dr. Alfred Gottschalk               $11,000                    None                     None                       $11,000
Trustee

Dr. Robert J. Hill                  $11,500                    None                     None                       $11,500
Trustee

Dawn M. Hornback                    $11,000                    None                     None                       $11,000
Trustee

Lawrence M. Turner                  $11,000                    None                     None                       $11,000
Trustee

William H. Zimmer, III              $11,500                    None                     None                       $11,500
Trustee

*<F6>This trustee is deemed to be an interested person as defined in the 1940
Act.
**<F7>A portion of these fees were paid by the Market Capitalization Fund a former Firstar Stellar Fund that was recently dissolved.

SALES LOADS

Unless a trustee falls into one of the following categories, there are currently no discounts available to Trustees on sales charges applied to shares of the Fund. The following persons will not have to pay a sales charge on class A shares:

     O Employees and retired employees of Firstar Bank (or Star Bank), or their affiliates and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees;
     O    FirstarTrust customers of Firstar Corporation and its subsidiaries;
          and
     O    non-trust customers of financial advisers.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSON

For certain purposes, Firstar Bank, N.A. may be deemed to control the fund because it owns over 25% of the voting shares of the Fund and, as a result, will be able to affect the outcome of certain matters presented for a vote of each of the fund's shareholders. Firstar Bank serves as the investment adviser for the Fund and also serves as custodian. Firstar Bank is located at 425 Walnut Street, Cincinnati, Ohio 45202. Firstar Bank is a national association and is wholly-owned by Firstar Corporation. The table below shows the approximate percentage of the Fund owned by Firstar Bank, N.A. as of ________, 1999.

PERCENTAGE OWNED BY FIRSTAR BANK, N.A.       B Shares        Y Shares
Science & Technology Fund                     _____           _____

PRINCIPAL HOLDERS

As of ________, 1999, no one is deemed to be a principal holder of the fund. A principal holder is a person that beneficially owns 5% or more of the fund's outstanding equity securities.

MANAGEMENT OWNERSHIP

As of ________, 1999, the officers and Trustees of the Trust own less than 1% of the outstanding shares of any of the fund.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Trust's investment adviser is Firstar Bank, N.A. located at 425 Walnut Street, Cincinnati, Ohio 45202 ("Firstar Bank"). Firstar Bank is a wholly-owned subsidiary of Firstar Corporation whose principal business is commercial banking. On November 20, 1998, StarBanc Corporation merged with Firstar Corporation. The new entity retained the "Firstar" name and Firstar Corporation is now the parent company of the adviser. Firstar Bank, N.A. was known as Star Bank, N.A. prior to the merger.

The merger has produced no significant changes to the management of the Adviser. Together, the two banks have become the 21st largest bank in the United States and have blended an expertise of trust administration and investments together with extensive knowledge in the mutual fund industry.

Firstar Bank's assets under management, including mutual funds, have a market value in excess of $ 12 billion. As part of its regular banking operations, Firstar Bank may make loans to public companies. As a result, it may be possible for the fund to hold or acquire securities of companies that are also lending clients of Firstar Bank. The lending relationship will not be a factor in the selection of securities. Because of internal controls maintained by Firstar Bank to restrict the flow of non-public information, Trust investments are typically made without any knowledge of Firstar Bank's or its affiliates' lending relationships with an issuer.

Firstar Bank shall not be liable to the Trust, the fund, or any shareholder of the fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Firstar Corporation is also the parent company to Firstar Investment Management and Research Company, LLC ("FIRMCO"), a registered investment adviser. FIRMCO serves as the investment adviser to the Firstar Funds, a separate family of fund using the "Firstar" name.

ADVISORY FEES

For its advisory services, Firstar Bank receives an annual investment advisory fee from the fund as described in the prospectus.

BROKERAGE TRANSACTIONS

The adviser is responsible for making decisions to buy and sell securities for the fund and for placing the fund's securities. The adviser is also responsible for negotiating the commissions to be paid on such transactions and allocating portfolio transactions. The adviser seeks to obtain the best execution at the best security price available with respect to each transaction. The best price to a fund means the best net price without regard to the mix between purchase or sale price and commission if any. While the adviser seeks reasonably competitive commission rates, the fund does not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of the Fund's shares.

Section 28(e) of the Securities Exchange Act of 1934, as amended permits an investment adviser under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include:

(a)furnishing advice as to the value of securities, the availability of investing, purchasing or selling securities and the availability of securities or purchases or sellers of securities;

(b)furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accruals; and

(c)effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting broker or dealers, the adviser considers investment and market information and other research, such as economic, securities and performance measurement research provided by such brokers or dealers and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker or dealer may be greater than the amount another firm might charge if the adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker or dealers to the fund. The adviser believes that the research information received in this manner provides the fund with benefits by supplementing the research otherwise available to the fund. Such higher commissions will not be paid by the fund unless:

(a)the adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the adviser's overall responsibilities with respect to the accounts, including the Fund as to which it exercises investment discretion;

(b)such payment is made in compliance with the provisions of Section 28(e) and to other applicable state and federal laws; and

(c)in the opinion of the adviser, the total commissions paid by the fund will be reasonable in relation to the benefits to the fund over the long term.

Although investment decisions for the fund are made independently from those of the other accounts managed by the adviser, investments of the type the fund may make may also be made by those other accounts. When the fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the fund.

ADMINISTRATIVE SERVICES

Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a subsidiary of Firstar Bank, N.A., ("Firstar"), provides administrative personnel and services to the fund. Firstar provides services such as legal compliance and accounting services. Firstar provides these services at an annual rate of 0.11% of the average daily net assets of the fund.

Edgewood Services, Inc. serves as sub-administrator to the fund. For its services, Edgewood is paid a fee by the fund's administrator and is not paid by the fund.

FUND ACCOUNTING AND DIVIDEND PAYING AGENT SERVICES

Firstar provides fund accounting personnel and services to the fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, Firstar provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Firstar receives a fund accounting fee, for the fund, which is billed on a monthly basis. Firstar acts as the fund's dividend paying agent.

CUSTODIAN

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian for the cash and securities of the fund. Under the Custodian Agreement, Firstar Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of each fund's average daily net assets.

DISTRIBUTION PLAN

As noted in the fund's prospectus, the Trust on behalf of the fund has adopted a Rule 12b-1 Plan, as amended and restated, pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plan"). The Plan was adopted to facilitate the sale of a sufficient number of shares to allow the Fund to achieve economic viability. The Plan is a compensation type of Plan that provides the Trust the ability to use assets of the fund to pay securities dealers, financial institutions and other industry professionals ("shareholder service organizations") to finance any activity that is principally intended to result in the sale of the fund' shares subject to the Plan. Such activities may include:

     O    the advertising and marketing of shares of the fund;
     O preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
     O    implementing and operating the Plan.

The distributor may pay fees to brokers and others for such services. As of April 1, 1999, Edgewood Services, Inc., Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, became the distributor for the fund.

In compensation for the services provided pursuant to this Plan, Edgewood Services, Inc. will be paid a monthly fee computed at the annual rate of up to 0.25% of the average aggregate net asset value of shares of the fund held during the month. The Plan provides that the only shares of the fund subject to the accrual and payment of Rule 12b-1 fees are the fund in which there is Y class of shares. Although Class Y shares are not subject to Rule 12b-1 fees, Classes A, B or C shares within the particular fund are subject to the fees. Class C of the Treasury Fund is paying Rule 12b-1 fees because a Y class of shares exists in the fund.

The Trust's Board of Trustees, including all of the independent Trustees as defined in the 1940 Act, has approved the Plan. The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board of Trustees believes, therefore, that it will benefit the fund to have monies available for the direct distribution activities of the distributor in promoting the sale of the fund's shares. Furthermore, having money available will avoid any uncertainties as to whether other payments by the fund constitute distribution expenses on behalf of the fund. The Plan must be renewed annually by the Board of Trustees, including a majority of the independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the independent Trustees select and nominate other independent Trustees.

The Plan and any related agreement may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the fund's outstanding shares. All material amendments to the Plan or any related agreements must be approved by a vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The distributor is required to report in writing to the Board of Trustees, at least quarterly, on the amounts and purpose of any payment made under the Plan. The distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Trustees to make an informed determination of whether the Plan should be continued.

With the exception of Firstar Bank, in its capacity as the Fund's investment adviser, and Edgewood Services Inc., in its capacity as distributor of the fund's shares, no "interested person" of the fund, as defined in the 1940 Act, and no trustee of the fund who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related argument.

DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the fund are described in the prospectus. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund are informed of the ex-dividend date.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the fund's portfolio securities are determined as follows:

     1.For equity securities:  according to the last sale price on a national securities exchange, if applicable.
     2.In the absence of recorded sales for listed equity securities:
       according to the mean between the last closing bid and asked prices. 3.For unlisted equity securities: latest bid prices.
     4.For bonds and other fixed-income securities:  as determined by an independent pricing service.
     5.For short-term obligations:  according to the mean between bid and asked prices as furnished by an independent pricing service.
     6.For short-term obligations with remaining maturities of 60 days or less at the time of purchase:  at amortized cost.
     7.For all other securities: at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing the net asset value, the fund value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of directors, although the actual calculation may be done by others.

PURCHASE, EXCHANGE AND PRICING OF SHARES

Except in initial circumstances as described in the prospectus, shares of the fund are sold at their net asset value plus a sales charge, on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The procedure for purchasing shares of the fund is explained in the prospectus.

CLASS C AND CLASS Y SHARES

Class C and Class Y shares are sold at their net asset value and do not have sales charges or contingent deferred sales charges. See the prospectus for more information.

EXCHANGE PRIVILEGE

Shareholders may exchange shares within the Firstar Stellar Funds. Prior to any exchange, shareholders should read a copy of the current prospectus of the fund into which they wish to exchange. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. If you established your account through a Shareholder Service Organization, you may be able to exchange a lower amount, but you should consult your account agreement for procedures. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

Telephone
----------
You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 3:30 p.m. (Eastern time) to be processed that day.

In Writing
-----------
You may send your exchange request in writing. Please provide the fund name and account number for each of the funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

Each class of shares may be exchanged as follows:

     O Holders of Class C or Y shares of any of the Firstar Stellar Funds may exchange such shares for Class C or Y shares of any other Firstar Stellar Funds at net asset value.
     O Holders of Class B shares of any Firstar Stellar Funds may exchange such shares for Class B or C shares of any other Firstar Stellar Funds at net asset value.
     O Holders of Class A shares of any Firstar Stellar Funds may exchange such shares for Class A or C shares of any other Firstar Stellar Funds at net asset value plus the difference (if any) between the sales charge already paid on the shares of the fund which are being exchanged out of, and any sales charge imposed by the fund which is being exchanged into. In all cases, shareholders will be required to pay a sales charge only once.

Shares are exchanged at their net asset values. However, additional fees may apply to class A and B shares as noted in the table below.

A to A Exchange
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When you exchange Class A shares of a fund for Class A shares of another fund, you will have to pay the difference between the fund's sales charge you already paid and the sales charge of the fund into which you are entering.

A to C Exchange
-------------------------------------------------------------------------------
When you exchange Class A shares of a fund for Class C shares of another fund, the Class A shares retain their charge to be exercised in further exchanges.

If you later re-exchange the C shares that you obtained from the A-C exchange, you would exchange at the NAV plus the difference between the sales charge initially paid and the sales charge of the fund into which you are entering.

B to B Exchange / B to C Exchange
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When you exchange Class B shares of a fund for Class B or C shares of another fund, no sales charges are assessed at the time of the exchange. However, if you redeem shares within 5 years of the original purchase, a CDSC will be imposed according to the original purchase date.

NOTE: Firstar Stellar Funds may modify or terminate the exchange privilege at any time. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank, by telephone, you should send your request in writing via overnight mail.

EXCHANGING SECURITIES FOR FUND SHARES

The fund may accept securities in exchange for shares. The fund will allow such exchanges only upon the prior approval of the particular fund and a determination by the fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the fund will be valued in the same manner as the fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the fund on the day the securities are valued. One share of the fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the fund, along with the securities.

SHAREHOLDER SERVICES PLAN

Shareholder service organizations are non-affiliated banks and broker/dealers that provide certain support and distribution services to their customers who are the beneficial owners of the fund's shares. Generally, the services provided include assisting customers in processing purchase, exchange and redemption requests, although the services vary according to the specific agreement. Shareholder service organizations are record owners of the shares of the fund and are responsible for promptly transmitting orders. The organizations may charge their customers for services relating to their investment in the fund. If you are a customer of a shareholder service organization, carefully read your account agreement together with the fund's prospectus with regard to services provided, fees charged and any restrictions imposed.

Firstar Bank has a shareholder services plan that permits the payment of fees to Firstar Bank and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing: office space, equipment, telephone facilities, and various clerical, supervisory, computer and other personnel as necessary or beneficial to:

  O  establish and maintain shareholder accounts and records;
  O process purchase and redemption transactions and automatic investments of client account cash balances;
  O  answer routine client inquiries; and
  O assist clients in changing dividend options, account designations and addresses.

FREQUENT INVESTOR PROGRAM

The Frequent Investor Program is a program that allows investors to win a free round-trip airline ticket. If investors earn 50,000 points, they win a round-trip airline ticket to any of the 50 states on any U.S. carrier.

The terms and conditions regarding the program are as follows:

  O Investors must purchase Class A or B shares of any of the Firstar Stellar Funds.
  O Investors will earn one point for every dollar invested (gross of sales charges) in Class A or B shares after August 12, 1996.
  O The program does not apply to shares obtained without a sales charge or a CDSC. It also does not apply to shares acquired through reinvested dividends or capital gain distributions.
  O  The program does not apply to Class A or B shares acquired by exchange.
  O  Investors may redeem shares at any time without losing points.
  O Investors may earn up to 100,000 points (2 airline tickets) in any 12-month period.
  O All unused points will expire one year from the latest purchase of shares of $100 or more.
  O  Points are not transferable.

Regarding the airline tickets:

  O  The ticket will be for a non-refundable coach seat.
  O The price of the ticket may not exceed $500 (including taxes and destination charges), however, investors may choose to pay any overage.
  O  All travel must be within the 50 United States.
  O  Interim stopovers may not exceed four hours.
  O Tickets will be mailed to the investor's account address, although overnight shipping is available at the investor's expense.
  O  There are no "blackout" dates.
  O Investors must purchase their tickets 21 days in advance, and a Saturday night stay is required.
  O  Tickets may be purchased in any individual's name.

NOTE: Firstar Stellar Funds may modify or terminate the frequent investor program at any time. Firstar Bank may create special offering periods featuring bonus points or other temporary enhancement to the program. Existing and prospective shareholders will be given notice of such special offering periods.


CONVERSION TO FEDERAL FUND

It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal fund or be converted into federal fund. Firstar Bank acts as the shareholder's agent in depositing checks and converting them to federal fund.

REDEEMING SHARES

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If the state's policy changes, the fund reserve the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs in the disposition of such securities.

REDEMPTION IN WRITING

To redeem shares, shareholders may send a written request to:

                       Firstar Stellar Funds
                       c/o Firstar Mutual Fund Services, LLC
                       P.O. Box 701
                       Milwaukee, Wisconsin  53201-0701

The written letter of instructions must include:

  O  the shareholder(s)' name,
  O  the fund name,
  O  the account number,
  O the share or dollar amount to be redeemed, and O signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven calendar days.

If shareholders request redemption proceeds be sent to an address other than that on record with the fund or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

  O a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
  O a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
  O a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
  O any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.


The Fund does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to "regulated investment companies" and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the fund must, among other requirements:

     O derive at least 90% of their gross income from dividends, interest and gains from the sale of securities;
     O invest in securities within certain statutory limits; and O distribute to their shareholders at least 90% of their net income earned during the year.

In the event the Trust fails to qualify as a "regulated investment company," it will be treated as a regular corporation for federal income tax purposes. Accordingly, the Trust would be subject to federal income taxes and any distributions made by the fund would be taxable and non-deductible by the Trust. This would increase the cost of investing in the fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the fund instead of investing indirectly in such securities through the fund.

CAPITAL GAINS

Shareholders will pay federal tax at long-term capital gain rates on long-term capital gains distributed to them regardless of how long they have held fund shares.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

CALCULATION OF PERFORMANCE DATA

The fund's performance or return may be shown in the form of various performance figures. The fund's performance figures are based upon historical results and are not necessarily representative of future performance. Factors affecting the fund's performance include general market conditions, generating expenses, the imposition of sales charges and investment management.

YIELD

Yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation for a fund is based on a one-month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering-price per share on the last day of the period, according to the following formula:

     YIELD =   2[(a-b + 1)6 - 1]
                 ----
                 c-d

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
       d = the maximum offering price per share on the last day of the period

This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield does not necessarily reflect income actually earned by each class of shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in each class of shares, the performance will be reduced for those shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS

The average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the redeemable value according to the following formula:

          P(1+T)n  = ERV

Where   P = a hypothetical initial payment of $1,000.
        T = average annual total return.
        n  = number of years.
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance for a specific period is calculated by first taking an investment (assumed to be $1,000) ("initial investment") in a fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a fund have been reinvested at the net asset value of the fund on the reinvestment date during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between their factor and their contributions to total return.

PERFORMANCE COMPARISONS

The performance of the fund's shares depends upon such variables as:

     o  portfolio quality;
     o  average portfolio maturity;
     o  type of instruments in which the portfolio is invested;
     o  changes in interest rates and market value of portfolio securities;
     o  changes in the fund's expenses; and
     o  various other factors.

The performance of the fund's shares fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices that the fund uses in advertising may include:

     O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return.
        Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the appropriate fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.

     O STANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestments of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures. This index could be used to compare the performances of the fund.

     O MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for shares may quote total returns that are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in share classes based on reinvestment of dividends over a specified period of time.

Advertisements may quote performance information that does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, share classes can compare their performance, or performance for the types of securities in which they invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by funds' portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, serves as the independent public accountants for the fund. Their services include examination of the fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

There are no financial statements for the fund at this time.

APPENDIX

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


                             FIRSTAR STELLAR FUNDS
                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Amended and Restated Declaration of Trust is filed with this POST-EFFECTIVE Amendment No. 45

(b) BY-LAWS filed February 3, 1989 is incorporated by reference to Registrant's Initial Registration statement.

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. See Article VIII and X of the Articles of Incorporation incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement filed July 2, 1993.

(d) INVESTMENT ADVISORY CONTRACT between Registrant and Firstar Bank, N.A through and including Exhibit G is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement filed November 20, 1992.

     (1) EXHIBIT H TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement filed May 13, 1994.

     (2) EXHIBIT I TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement filed September 15, 1994.

     (3) EXHIBIT J TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement Form N-1A filed January 26, 1995.

     (4) EXHIBIT K TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 33 to the Registration Statement filed March 25, 1997.

     (5) EXHIBIT L TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 37 to the Registration Statement filed November 24, 1997.

     (6) EXHIBIT M TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 37 to the Registration Statement filed November 24, 1997.

     (7) EXHIBIT N TO INVESTMENT ADVISORY CONTRACT of the Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 37 to the Registration Statement filed November 24, 1997.

(e) DISTRIBUTION AGREEMENT between Registrant and Edgewood Services, Inc. dated as of April 1, 1999 with respect to Treasury Fund, Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund, The Stellar Fund, Growth Equity Fund, International Equity Fund, Market Capitalization Fund, Relative Value Fund, Capital Appreciation Fund, Stellar Insured Tax-Free Bond Fund, Strategic Income Fund, and U.S. Government Income Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 44. to the Registration Statement filed April 1, 1999.

(f)   BONUS OR PROFIT SHARING CONTRACTS.  Not Applicable.

(g) CUSTODIAN CONTRACT between Registrant and Firstar Bank, N.A. dated October 1, 1992 is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement filed July 2, 1993.

     (1) FEE SCHEDULES OF CUSTODIAN CONTRACT of the Registrant is incorporated by reference TO Registrant's Post-Effective Amendment No. 37 to the Registration Statement filed November 24, 1997.

(h)   OTHER MATERIAL CONTRACTS

     (1) SHAREHOLDER RECORDKEEPING AGREEMENT between Registrant and Firstar Bank, N.A. dated as of January 26, 1998 is incorporated by reference to Registrant's Post-Effective Amendment No. 41 to the Registration Statement filed March 23, 1998.

     (2) FUND ADMINISTRATION SERVICING AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC dated October 1, 1998 filed January 29, 1999 is incorporated by reference to Registrant's Post-Effective Amendment No. 42.

     (3) AMENDED AND RESTATED SHAREHOLDER SERVICES PLAN is incorporated by reference to Registrant's Post-Effective Amendment No. 44. to the Registration Statement filed April 1, 1999.

     (4) SHAREHOLDER SERVICES AGREEMENT between Firstar Stellar Funds and Firstar Bank, N.A. dated as of March 1, 1999 is incorporated by reference to Registrant's Post-Effective Amendment No. 44. to the Registration Statement filed April 1, 1999.

     (5) FUND ACCOUNTING SERVICING AGREEMENT between Registrant and Firstar Mutual Fund Services, LLC dated October 1, 1998 filed January 29, 1999 is incorporated by reference to Registrant's Post-Effective Amendment No. 42.

(i)   LEGAL OPINION.  Not applicable.

(j)   OTHER OPINIONS.  Not applicable.

(k)   OMITTED FINANCIAL STATEMENTS.  Not applicable.

(l) INITIAL CAPITAL UNDERSTANDING is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed April 10,1989.

(m) AMENDED AND RESTATED DISTRIBUTION PLAN AND FORM OF AGREEMENT is incorporated by reference to Registrant's Post-Effective Amendment No. 44 to the Registration Statement filed April 1, 1999.

(n)   FINANCIAL DATA SCHEDULES.   Not applicable.

(o) AMENDED AND RESTATED MULTIPLE CLASS PLAN including Exhibit A is incorporated by reference to Registrant's Post-Effective Amendment No. 40 to the Registration Statement filed March 23, 1998.

(p) POWER OF ATTORNEY filed January 29, 1999 is incorporated by reference to Registrant's Post-Effective Amendment No. 42.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is controlled by its Board of Trustees.

ITEM 25.  INDEMNIFICATION

          Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement filed July 26, 1989.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

          Firstar Bank, N.A. ("Firstar Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of Firstar Corporation. Firstar Bank had an asset base of $38 billion as of December 31, 1998.

          Firstar Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in the Midwest, with assets under management of $12 billion as of December 31, 1998.

          The officers and directors of the Firstar Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Firstar Bank.

ITEM 27.  PRINCIPAL UNDERWRITERS:

          (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

               o Deutsche Portfolios
               o Deutsche Funds, Inc.
               o Excelsior Funds
               o Excelsior Funds, Inc. (formerly, UST Master Funds, Inc.),
               o Excelsior Institutional Trust
               o Excelsior Tax-Exempt Funds, Inc.
               o FTI Funds
               o FundManger Portfolios
               o Great Plains Funds
               o Old Westbury Funds, Inc.
               o The Riverfront Funds
               o Robertsons Stephens Investment Trust
               o WesMark Funds
               o WCT Funds

          (b) To the best of Registrant's knowledge, the directors and executive officers of Edgewood Services, Inc. are as follows:

NAME AND PRINCIPAL            POSITION AND OFFICES WITH   POSITIONS AND OFFICES
BUSINESS ADDRESS              EDGEWOOD SERVICES, INC.     WITH REGISTRANT
--------------------------------------------------------------------------------
Lawrence Caracciolo           Director, President         None
Arthur L. Cherry              Director                    None
J. Christopher Donahue        Director                    None
Thomas P. Sholes              Vice President              None
Ernest L. Linane              Assistant Vice President    None
Christine T. Johnson          Assistant Vice President    None
Denis McAuley                 Treasurer                   None
Leslie K. Rose                Secretary                   None
Amanda J. Reed                Assistant Secretary         None

The address of each of the foregoing is 5800 Corporate Drive, Pittsburgh PA 15237-5829.

          (c)  None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to Registrant's        Firstar Mutual Funds Services, LLC
fund accounting servicing agent         615 East Michigan Street
and administrator.                      Milwaukee, Wisconsin 53202

Records relating to Registrant's        Firstar Bank, N.A.
investment adviser                      425 Walnut Street
                                        Cincinnati, OH  45202

Records relating to Registrant's        Firstar Bank, N.A.
custodian, transfer agent               425 Walnut Street
                                        Cincinnati, OH  45202

ITEM 29.  MANAGEMENT SERVICES.

          Not applicable.

ITEM 30.    UNDERTAKINGS:

          Not applicable.


                                   SIGNATURES
                                  -----------
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FIRSTAR STELLAR FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of May, 1999.

                             FIRSTAR STELLAR FUNDS

               BY: /s/ Elaine E. Richards
               -----------------------------
               Elaine E. Richards, Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


NAME                               TITLE                    DATE
----                               -----                    ----
*<F8>/s/ Thomas L. Conlan, Jr.     Trustee                  May 17, 1999
------------------------------
Thomas L. Conlan, Jr.

*<F8>/s/ Dr. Alfred Gottschalk     Trustee                  May 17, 1999
------------------------------
Dr. Alfred Gottschalk

*<F8>/s/ Dr. Robert J. Hill        Trustee                  May 17, 1999
------------------------------
Dr. Robert J. Hill

*<F8>/s/ William H. Zimmer, III    Trustee                  May 17, 1999
------------------------------
William H. Zimmer, III

*<F8>/s/ Dawn M. Hornback          Trustee                  May 17, 1999
------------------------------
Dawn M. Hornback

*<F8>/s/ Lawrence M. Turner        Trustee                  May 17, 1999
------------------------------
Lawrence M. Turner


*<F8> By /s/  Elaine E. Richards
     --------------------------
     Elaine E. Richards
     Attorney-in-fact